Financial risk management (Tables)	12 Months Ended
Dec. 31, 2022
Financial risk management
Schedule of hedging instruments

EURm	USD	CNY	JPY	INR
2022
Foreign exchange exposure designated as hedged item for cash flow hedging, net(1)	854	(402)	311	(68)
Foreign exchange exposure designated as hedged item for fair value hedging for FX risk, net(2)	1 458	–	–	–
Foreign exchange exposure designated as hedged item for net investment hedging(3)	3 007	866	–	192
Foreign exchange exposure from interest-bearing liabilities(4)	(758)	–	–	–
Foreign exchange exposure from items on the statement of financial position, excluding interest-bearing liabilities, net	(2 709)	(888)	204	(272)
Other foreign exchange derivatives, carried at fair value through profit and loss, net(5)	4 214	892	(151)	(1 117)
EURm	USD	CNY	JPY	INR
2021
Foreign exchange exposure designated as hedged item for cash flow hedging, net(1)	601	(484)	500	(219)
Foreign exchange exposure designated as hedged item for fair value hedging for FX risk, net(2)	1 580	–	–	–
Foreign exchange exposure designated as hedged item for net investment hedging(3)	1 540	920	–	201
Foreign exchange exposure from interest-bearing liabilities(4)	(841)	–	–	–
Foreign exchange exposure from items on the statement of financial position, excluding interest-bearing liabilities, net	(1 602)	(938)	155	(404)
Other foreign exchange derivatives, carried at fair value through profit and loss, net(5)	1 372	896	(109)	322

(1)   Includes foreign exchange exposure from forecasted cash flows related to sales and purchases. In some currencies, especially the US dollar, Nokia has substantial foreign exchange exposures in both estimated cash inflows and outflows. These underlying exposures have been hedged.

(2)   Includes foreign exchange exposure from contractual firm commitments. These underlying exposures have been substantially hedged.

(3)   Includes net investment exposures in foreign operations. These underlying exposures have been hedged.

(4)   Includes interest-bearing liabilities that have been hedged with cross-currency swaps and foreign exchange forwards. Refer to Note 20, Interest-bearing liabilities.

(5)   Items on the statement of financial position are hedged by a portion of foreign exchange derivatives not designated in a hedge relationship and carried at fair value through profit and loss. Embedded derivatives are included in this line item.

Schedule of VaR from financial instruments

	2022				2021
		Simulated impact on financial statements				Simulated impact on financial statements
EURm	Total VaR	Profit	OCI	CTA	Total VaR	Profit	OCI	CTA
31 December	38	40	33	–	11	12	31	–
Average for the year	31	36	48	–	7	12	19	–
Range for the year	12-67	17-59	31-70	0-0	4-13	10-15	14-31	0-0

Schedule of Interest rate profile of interest-bearing assets and liabilities

	2022		2021
EURm	Fixed rate	Floating rate(1)	Fixed rate	Floating rate(1)
Non-current interest-bearing financial investments	697	–	–	–
Current interest-bearing financial investments	912	2 168	182	2 395
Cash and cash equivalents	346	5 121	499	6 192
Interest-bearing liabilities	(3 658)	(819)	(3 871)	(782)
Financial assets and liabilities before derivatives	(1 703)	6 470	(3 190)	7 805
Interest rate derivatives	3 216	(3 216)	838	(838)
Financial assets and liabilities after derivatives	1 513	3 254	(2 352)	6 967

(1)   All cash equivalents and derivative transaction-related collaterals with initial maturity of three months or less are considered floating rate for the purposes of interest rate risk management.

Schedule of sensitivity to interest rate exposure in the investment and debt portfolios.

	2022			2021
	Impact on	Impact	Impact	Impact on	Impact	Impact
EURm	fair value(1)	on profit	on OCI	fair value	on profit	on OCI
Interest rates – increase by 100 basis points	(2)	3	(1)	140	1	2
Interest rates – decrease by 100 basis points(2)	4	(2)	(1)	(163)	(1)	(3)

(1)   In 2022, bonds issued by Nokia Corporation have been fully swapped from fixed to floating resulting in significant decrease in impact on fair value.

(2)   In 2022, Nokia has updated the analysis of interest rate sensitivity to equal shift for increase and decrease due to changes in the interest rate environment. Comparative numbers have been adjusted accordingly.

Schedule of effects of hedge accounting on the financial position and performance

EURm	Cash flow hedges(1)	Net investment hedges(1)	Fair value hedges for FX risk(1)	Fair value and cash flow hedges(1)
2022
Carrying amount of hedging instruments	46	(9)	(145)	(247)
Notional amount of hedging instruments	(1 350)	(4 299)	(1 456)	3 438
Notional amount of hedged items	1 353	4 299	1 458	(3 438)
Change in intrinsic value of hedging instruments since 1 January	(12)	(126)	(111)	(265)
Change in value of hedged items used to determine hedge effectiveness	20	126	112	262
2021
Carrying amount of hedging instruments	(19)	(11)	(57)	(54)
Notional amount of hedging instruments	(1 196)	(2 949)	(1 579)	891
Notional amount of hedged items	1 201	2 949	1 577	(891)
Change in intrinsic value of hedging instruments since 1 January	(43)	(249)	(95)	(25)
Change in value of hedged items used to determine hedge effectiveness	40	249	92	25

(1)   No significant ineffectiveness has been recorded during the periods presented and economic relationships have been fully effective.

The most significant foreign exchange hedging instruments under cash flow, net investment and fair value hedge accounting at 31 December:

					Maturity breakdown of notional amounts (EURm)(1)
	Currency	Fair value (EURm)	Weighted average hedged rate	Total	Within 3 months	Between 3 and 12 months	Between 1 and 3 years	Beyond 3 years
2022
Cash flow hedge accounting
	GBP	5	0.8593	(235)	(76)	(159)	–	–
	JPY	5	138.8404	(235)	(66)	(169)	–	–
	USD	22	1.0394	(1 261)	(347)	(914)	–	–
	USD	12	1.0868	423	–	193	217	13
Net investment hedge accounting
	CNY	(8)	7.4193	(866)	(866)	–	–	–
	USD	(3)	1.0563	(3 007)	(3 007)	–	–	–
Fair value hedge accounting for FX risk
	USD	(145)	1.1358	(1 456)	(448)	(213)	(787)	(8)
2021
Cash flow hedge accounting
	GBP	(4)	0.8574	(209)	(55)	(154)	–	–
	GBP	4	0.8570	203	(6)	92	110	7
	JPY	(1)	130.3819	(392)	(100)	(292)	–	–
	USD	(25)	1.1586	(1 042)	(358)	(684)	–	–
	USD	14	1.1643	457	6	201	235	15
Net investment hedge accounting
	CNY	(4)	7.2106	(920)	(920)	–	–	–
	INR	(4)	85.8900	(201)	(201)	–	–	–
	USD	1	1.1290	(1 540)	(1 540)	–	–	–
Fair value hedge accounting for FX risk
	USD	(61)	1.1689	(1 580)	(73)	(238)	(1 130)	(139)

(1)   Negative notional amounts indicate that hedges sell currency, and positive notional amounts indicate that hedges buy currency.

Schedule for allowance of doubtful accounts

		Past due	Past due	Past due
EURm	Current	1-30 days	31-180 days	More than 180 days	Total
Trade receivables	5 117	210	267	355	5 949
Contract assets	1 203	–	–	–	1 203
Customer financing related loan receivables	212	8	5	79	304
Total gross receivables	6 532	218	272	434	7 456
Expected credit loss allowance(1)	(361)	(15)	(65)	(203)	(644)
Total net receivables	6 171	203	207	231	6 812

(1)  The total expected credit loss allowance includes EUR 311 million of credit-impaired assets relating to certain emerging market customers.

Schedule of loans and loan allowances

EURm	2022	2021	2020
Expected credit loss allowance(1)	644	444	434
Expected credit loss charged to income statement	160	10	211

(1)  In 2022, the expected credit loss allowance includes EUR 33 million transferred from other provisions.

Schedule of outstanding fixed income and money market investments

EURm	Rating(1)	Cash	Due within 3 months	Due between 3 and 12 months	Due between 1 and 3 years	Due between 3 and 5 years	Due beyond 5 years	Total(2)(3)
2022
	AAA	–	1 046	–	–	–	–	1 046
	AA+ - AA-	683	643	250	–	–	–	1 576
	A+ - A-	1 553	2 314	865	190	234	203	5 359
	BBB+ - BBB-	39	477	52	291	197	70	1 126
	Other	123	6	–	–	8	–	137
Total		2 398	4 486	1 167	481	439	273	9 244
2021
	AAA	–	1 819	–	–	–	–	1 819
	AA+ - AA-	1 073	567	–	–	–	–	1 640
	A+ - A-	1 534	2 376	371	125	229	–	4 635
	BBB+ - BBB-	180	879	2	–	–	–	1 061
	Other	101	12	–	–	–	–	113
Total		2 888	5 653	373	125	229	–	9 268

(1)   Bank Parent Company ratings are used here for bank groups. Actual bank subsidiary ratings may differ from the Bank Parent Company rating.

(2)   Non-current and current interest-bearing financial investments and cash equivalents include bank deposits, structured deposits, investments in money market funds and investments in fixed income instruments.

(3)   Instruments that include a call feature have been presented at their final maturities. Instruments that are contractually due beyond three months include EUR 551 million (EUR 424 million in 2021) of instruments that have a call period of less than three months.

Schedule of financial assets and liabilities subject to offsetting under enforceable master netting agreements

		Related amounts not set off in the statement of financial position
EURm	Net amounts of financial assets/ (liabilities) presented in the statement of financial position	Financial instruments assets/(liabilities)	Cash collateral (received)/pledged	Net amount
2022
Derivative assets	182	(158)	(20)	4
Derivative liabilities	(496)	158	327	(11)
Total	(314)	–	307	(7)
2021
Derivative assets	139	(102)	(26)	11
Derivative liabilities	(229)	102	126	(1)
Total	(90)	–	100	10

Schedule of undiscounted cash flow analysis for lease liabilities, financial liabilities and financial assets

EURm	Total	Due within 3 months	Due between 3 and 12 months	Due between 1 and 3 years	Due between 3 and 5 years	Due beyond 5 years
2022
Non-current financial assets
Other non-current financial assets(1)	78	–	–	30	2	46
Non-current interest-bearing financial investments	767	5	7	376	275	104
Current financial assets
Other current financial assets excluding derivatives(1)	284	207	77	–	–	–
Current interest-bearing financial investments	3 092	2 146	946	–	–	–
Cash and cash equivalents(2)	5 509	4 947	31	136	200	195
Cash flows related to derivative financial assets gross settled:
Derivative contracts – receipts	11 596	9 170	2 109	297	20	–
Derivative contracts – payments	(11 429)	(9 089)	(2 038)	(282)	(20)	–
Trade receivables	6 014	4 885	1 004	123	2	–
Non-current financial and lease liabilities
Long-term interest-bearing liabilities	(5 348)	(43)	(98)	(2 182)	(1 397)	(1 628)
Long-term lease liabilities	(867)	–	–	(340)	(200)	(327)
Other non-current financial liabilities	(17)	–	–	(17)	–	–
Current financial and lease liabilities
Short-term interest-bearing liabilities	(230)	(131)	(99)	–	–	–
Short-term lease liabilities	(223)	(61)	(162)	–	–	–
Other financial liabilities excluding derivatives(3)	(502)	(482)	(20)	–	–	–
Cash flows related to derivative financial liabilities net settled:
Derivative contracts - payments	(13)	5	(31)	(1)	7	7
Cash flows related to derivative financial liabilities gross settled:
Derivative contracts – receipts	12 421	8 832	1 271	919	573	826
Derivative contracts – payments	(12 618)	(8 992)	(1 303)	(1 003)	(542)	(778)
Discounts without performance obligations	(539)	(205)	(211)	(121)	(2)	–
Trade payables	(4 730)	(4 561)	(165)	(3)	–	(1)
Commitments given and obtained
Loan commitments given undrawn(4)	(26)	(13)	(13)	–	–	–
Loan commitments obtained undrawn(5)	1 486	(1)	(3)	80	1 410	–

(1)   Other non-current financial assets and other current financial assets excluding derivatives include mainly customer financing related loan receivables.

(2)   Instruments that include a call feature have been presented at their final maturities. Instruments that are contractually due beyond three months include EUR 551 million of instruments that have a call period of less than three months.

(3)   Other financial liabilities include a conditional obligation to China Huaxin presented in the earliest period as the exercise period is open.

(4)   Loan commitments given undrawn have been included in the earliest period in which they could be drawn or called.

(5)   Loan commitments obtained undrawn have been included based on the period in which they expire. These amounts include related commitment fees.

EURm	Total	Due within 3 months	Due between 3 and 12 months	Due between 1 and 3 years	Due between 3 and 5 years	Due beyond 5 years
2021
Non-current financial assets
Other non-current financial assets(1)	236	15	13	110	86	12
Current financial assets
Other current financial assets excluding derivatives(1)	128	110	18	–	–	–
Current interest-bearing financial investments	2 576	2 274	302	–	–	–
Cash and cash equivalents(2)	6 695	6 268	71	126	230	–
Cash flows related to derivative financial assets net settled:
Derivative contracts – receipts	2	–	(2)	4	–	–
Cash flows related to derivative financial assets gross settled:
Derivative contracts – receipts	10 498	7 907	1 774	462	49	306
Derivative contracts – payments	(10 291)	(7 835)	(1 713)	(434)	(35)	(274)
Trade receivables	5 673	4 829	812	32	–	–
Non-current financial and lease liabilities
Long-term interest-bearing liabilities	(5 409)	(39)	(86)	(1 171)	(2 038)	(2 075)
Long-term lease liabilities	(882)	–	–	(353)	(225)	(304)
Other non-current financial liabilities	(34)	–	–	(34)	–	–
Current financial and lease liabilities
Short-term interest-bearing liabilities	(116)	(89)	(27)	–	–	–
Short-term lease liabilities	(236)	(62)	(174)	–	–	–
Other financial liabilities excluding derivatives(3)	(522)	(504)	(18)	–	–	–
Cash flows related to derivative financial liabilities gross settled:
Derivative contracts – receipts	12 100	8 483	1 629	1 179	180	629
Derivative contracts – payments	(12 220)	(8 556)	(1 663)	(1 231)	(176)	(594)
Discounts without performance obligations	(664)	(419)	(175)	(70)	–	–
Trade payables	(3 679)	(3 522)	(152)	(4)	–	(1)
Commitments given and obtained
Loan commitments given undrawn(4)	(21)	(3)	(18)	–	–	–
Loan commitments obtained undrawn(5)	1 482	(1)	(3)	80	1 406	–

(1)   Other non-current financial assets and other current financial assets excluding derivatives include mainly customer financing related loan receivables.

(2)   Instruments that include a call feature have been presented at their final maturities. Instruments that are contractually due beyond three months include EUR 424 million of instruments that have a call period of less than three months.

(3)   Other financial liabilities include a conditional obligation to China Huaxin presented in the earliest period as the exercise period is open.

(4) Loan commitments given undrawn have been included in the earliest period in which they could be drawn or called.

(5)   Loan commitments obtained undrawn have been included based on the period in which they expire. These amounts include related commitment fees.